Investments in Associates and Joint Ventures - Details of Investments in Associates (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates [line items]
Investments in associates		₩ 1,844,618	₩ 1,632,386
Domestic [member]
Disclosure of associates [line items]
Investments in associates		₩ 604,828	562,427
Domestic [member] | Samcheok Blue Power Co.,Ltd. [member]
Disclosure of associates [line items]
Number of shares		4,507,138
Ownership (%)		34.00%
Investments in associates		₩ 421,699	₩ 392,269
Domestic [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of associates [line items]
Number of shares		17,308,143
Ownership (%)		49.10%	49.10%
Investments in associates		₩ 16,685	₩ 14,054
Domestic [member] | Pocheon-Hwado Highway Corp. [member]
Disclosure of associates [line items]
Number of shares		7,109,230
Ownership (%)		27.89%	27.89%
Investments in associates		₩ 17,194	₩ 14,834
Domestic [member] | CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd
Disclosure of associates [line items]
Number of shares		944,920
Ownership (%)		29.53%	29.53%
Investments in associates		₩ 12,096	₩ 12,401
Domestic [member] | PCC Amberstone Private Equity Fund I [member]
Disclosure of associates [line items]
Number of shares		3,077,195,168
Ownership (%)	[1]	8.80%	8.80%
Investments in associates		₩ 2,791	₩ 6,181
Domestic [member] | Other associates [member]
Disclosure of associates [line items]
Investments in associates		134,363	122,688
Domestic [member] | Acquisition cost [member] | Samcheok Blue Power Co.,Ltd. [member]
Disclosure of associates [line items]
Investments in associates		473,093
Domestic [member] | Acquisition cost [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of associates [line items]
Investments in associates		86,541
Domestic [member] | Acquisition cost [member] | Pocheon-Hwado Highway Corp. [member]
Disclosure of associates [line items]
Investments in associates		35,546
Domestic [member] | Acquisition cost [member] | CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd
Disclosure of associates [line items]
Investments in associates		4,725
Domestic [member] | Acquisition cost [member] | PCC Amberstone Private Equity Fund I [member]
Disclosure of associates [line items]
Investments in associates		3,077
Foreign [member]
Disclosure of associates [line items]
Investments in associates		₩ 1,239,790	₩ 1,069,959
Foreign [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of associates [line items]
Number of shares		50,082
Ownership (%)		25.04%	25.04%
Investments in associates		₩ 263,375	₩ 279,349
Foreign [member] | 9404-5515 Quebec Inc. [member]
Disclosure of associates [line items]
Number of shares		284,463,243
Ownership (%)		25.85%
Investments in associates		₩ 411,602	₩ 426,276
Foreign [member] | AMCI (WA) PTY LTD [member]
Disclosure of associates [line items]
Number of shares		49
Ownership (%)		49.00%	49.00%
Investments in associates		₩ 162,606	₩ 68,478
Foreign [member] | KOREA LNG LTD. [member]
Disclosure of associates [line items]
Number of shares		2,400
Ownership (%)		20.00%	20.00%
Investments in associates		₩ 19,524	₩ 25,622
Foreign [member] | PT. Wampu Electric Power [member]
Disclosure of associates [line items]
Number of shares		8,708,400
Ownership (%)		20.00%	20.00%
Investments in associates		₩ 16,483	₩ 17,680
Foreign [member] | POS-SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of associates [line items]
Number of shares		50
Ownership (%)		25.00%	25.00%
Investments in associates		₩ 11,994	₩ 10,713
Foreign [member] | Other associates [member]
Disclosure of associates [line items]
Investments in associates		₩ 252,322	₩ 241,841
Foreign [member] | M RES NSW HCC II Pty Ltd [member]
Disclosure of associates [line items]
Number of shares		72,000,000
Ownership (%)	[2],[3]	92.31%	0.00%
Investments in associates		₩ 101,884	₩ 0
Foreign [member] | Acquisition cost [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of associates [line items]
Investments in associates		87,962
Foreign [member] | Acquisition cost [member] | 9404-5515 Quebec Inc. [member]
Disclosure of associates [line items]
Investments in associates		328,509
Foreign [member] | Acquisition cost [member] | AMCI (WA) PTY LTD [member]
Disclosure of associates [line items]
Investments in associates		209,664
Foreign [member] | Acquisition cost [member] | KOREA LNG LTD. [member]
Disclosure of associates [line items]
Investments in associates		135,205
Foreign [member] | Acquisition cost [member] | PT. Wampu Electric Power [member]
Disclosure of associates [line items]
Investments in associates		10,054
Foreign [member] | Acquisition cost [member] | POS-SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of associates [line items]
Investments in associates		4,723
Foreign [member] | Acquisition cost [member] | M RES NSW HCC II Pty Ltd [member]
Disclosure of associates [line items]
Investments in associates		₩ 104,511

[1]	The Company has determined that it has significant influence even though the Company’s percentage of ownership is less than 20% considering the composition of board of directors.
[2]	Although the Company holds a majority equity interest as of year-end, it has determined that it has significant influence considering its representation on the board of directors, and thus classified it as an investment in an associate.
[3]	During the year ended December 31, 2025, the entities were included as associates.